Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Dry-Docking Activity
Dry-docking activity for the three years ended December 31, 2018, 2017 and 2016 is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2018	2017	2016
	$	$	$
Balance at beginning of the year	42,829	49,238	42,822
Cost incurred for dry-docking	23,602	17,183	25,043
Dry-docking amortization	(23,893)	(22,870)	(18,627)
Write down / sale of vessels with capitalized dry-dock expenditure	—	(722)	—
Balance at end of the year	42,538	42,829	49,238